STRATUS FUND, INC.



                                     GROWTH

                              GOVERNMENT SECURITIES

                              CAPITAL APPRECIATION

                          INTERMEDIATE GOVERNMENT BOND

                                 INTERNATIONAL



                                  ANNUAL REPORT
                                  JUNE 30, 1997

                                TABLE OF CONTENTS


               Shareholder Letter.....................    1

               Comparison Graphs
                  Growth Portfolio....................    3
                  Government Securities Portfolio.....    3
                  Capital Appreciation Portfolio......    4
                  Intermediate Government Bond Portfolio  4
                  International Portfolio.............    5

               Independent Auditors' Report...........    6

               Schedule of Investments
                  Growth Portfolio....................    7
                  Government Securities Portfolio.....   12
                  Capital Appreciation Portfolio......   13
                  Intermediate Government Bond Portfolio 16
                  International Portfolio.............   17

               Statement of Assets and Liabilities....   22

               Statement of Operations................   24

               Statements of Changes in Net Assets
                  Growth Portfolio....................   25
                  Government Securities Portfolio.....   25
                  Capital Appreciation Portfolio......   26
                  Intermediate Government Bond Portfolio 26
                  International Portfolio.............   27

               Financial Highlights
                  Growth Portfolio....................   28
                  Government Securities Portfolio.....   29
                  Capital Appreciation Portfolio......   30
                  Intermediate Government Bond Portfolio 31
                  International Portfolio.............   32

               Notes to Financial Statements..........   33

STRATUS FUND, INC.

DEAR FELLOW SHAREHOLDERS:

The economy continues to perform at an almost optimal rate with solid growth accompanied by low inflation. Gross Domestic Product has recorded uneven growth with considerable variability from quarter to quarter. 1997's first quarter GDP rose at a 4.9% pace (recently revised downward), while second quarter growth amounted to 2.2%. This slowdown marks a return to the growth pattern favored by the Federal Reserve Board in their quest to facilitate sustainable growth with low inflation. The expected growth rate for the economy in the second half of 1997 is in the neighborhood of 3%.

Due to the favorable economic environment, stock and bond markets have performed well. Regarding the stock market this would be an understatement. Stocks, especially the senior indices represented by large caps, have performed spectacularly. The 17.4% total return for the Standard & Poor's 500 Index for the quarter just ended is the best gain recorded in 10 years and the fourth best ever. The S&P 500 has now achieved positive rates of return for 10 consecutive quarters.

During the second quarter the Dow Jones Industrial Index established a series of new highs as money continued to pour into equity mutual funds. The high for the first half of 1997 came on June 20 when the DJIA closed at 7796.
This index stood at 7673 on June 30, 1997.

Interest rates experienced some volatility during the first two quarters of 1997 but rates on June 30, 1997 were not too far from their close on December 31, 1996. In fact, the three months Treasury Bill showed no movement standing at 5.17%. The 30-year Treasury Bond moved down from 6.89% to 6.80%. As a result, bond funds produced positive but unspectacular gains.

The two bond funds, managed by Stratus, performed similarly to other bond funds with the same investment objective. The Stratus Government Securities Portfolio achieved a total rate of return of 6.3% this past fiscal year, while the Stratus Intermediate Government Bond Portfolio appreciated 5.6%. For comparison purposes, the Merrill Lynch U.S. Treasury Intermediate Term Index grew by 6.9% during the recently completed fiscal.

The strategy employed by the Intermediate Government Bond Portfolio is to buy only U.S. Treasury Obligations or money market instruments that invest exclusively in U.S. Treasury Obligations. As a normal operating practice, the Intermediate Government Bond Portfolio invests in a 1-5 year ladder of maturities.

The strategy for the Government Securities Portfolio is essentially the same regarding the use of high quality government securities. It differs in that bonds as long as ten years may be used and the average maturity will generally be greater. Emphasis will be on a total return as opposed to income generation and the average maturity will vary with existing and anticipated interest rates.

The two Stratus funds investing in domestic common stocks completed a very successful fiscal year which also ended June 30, 1997. With investors favoring large cap stocks, the Stratus Growth Portfolio provided a total return of 32.6% for the fiscal year. The strategy employed in this fund is to invest primarily in large capitalization stocks with an emphasis on growth companies. The over weighting in technology helped performance considerable as technology stocks were in favor most of the year. Although the Growth fund did not quite match the performance of the S&P Index, it did much better than the 24.4% achieved by comparable stock funds. This fund also grew significantly during the past year, almost doubling in size.

The Capital Appreciation Portfolio invests primarily in smaller capitalized stocks demonstrating favorable price momentum. The first quarter of 1997 was especially difficult for the stocks of smaller companies, given the market's larger cap focus. While smaller stocks rebounded nicely in the most recently completed quarter, the fund's annual return of 11.7% reflects the negative first quarter results and the difficulty encountered investing in this segment of the market.

The Stratus International Portfolio, launched last October, has not yet completed a full year but is showing good progress. It has posted gains of approximately 12.2% since inception. This new fund is being sub-advised by Murray Johnstone International headquartered in Glasgow, Scotland.

We value highly your continued relationship with the Stratus Family of Mutual Funds and the confidence placed in us. We would welcome any questions or comments you may have.


July 31, 1997

[GRAPHIC OMITTED]

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                     GROWTH PORTFOLIO AND THE S&P 500 INDEX

AVG. ANNUAL RETURN                                  06/30/97 VALUE
-----------------                      ---------------------------
1 YEAR      27.33%                     GROWTH          $18,787.05
INCEPTION   18.42%                     S&P 500         $21,074.60


--------------------------------------------------------------------------------


  [GRAPHIC OMITTED]

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                     GOVERNMENT SECURITIES PORTFOLIO AND THE
                  MERRILL LYNCH U.S. TREASURY INTER-TERM INDEX

AVG. ANNUAL RETURN                                  06/30/97 VALUE
------------------            -------------------------------------
1 YEAR      3.05%            GOVERNMENT SECURITIES      $11,253.21
INCEPTION   3.22%            MERRILL LYNCH U.S. TREASURY
                             INTER-TERM BOND            $11,971.91


Results reflect payment of a maximum sales charge of 4% for the Growth Portfolio and 3% for the Government Securities Portfolio on the $10,000 investment with dividends reinvested.

Past performance is not predictive of future performance.

Growth  Portfolio for the  period October 8, 1993  (inception)  through June 30,
1997.

Government Securities Portfolio for the period October 8, 1993 (inception) through June 30, 1997.

  [GRAPHIC OMITTED]

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
              CAPITAL APPRECIATION PORTFOLIO AND THE S&P 500 INDEX

AVG. ANNUAL RETURN                                     06/30/97 VALUE
------------------                 ------------------------------------
1 YEAR       7.24%                 CAPITAL APPRECIATION   $15,561.91
INCEPTION   10.35%                 S&P 500                $22,760.02



  [GRAPHIC OMITTED]

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN INTERMEDIATE GOVERNMENT BOND PORTFOLIO AND THE
                  MERRILL LYNCH U.S. TREASURY INTER-TERM INDEX


AVG. ANNUAL RETURN                                       06/30/97 VALUE
------------------            ------------------------------------------
1 YEAR       2.44%            INTERMEDIATE GOVERNMENT BOND  $13,858.77
5 YEAR       4.60%             MERRILL LYNCH U.S. TREASURY
INCEPTION    5.46%            INTER-TERM BOND               $15,370.26



Results reflect payment of a maximum sales charge of 4% for the Capital Appreciation Portfolio and 3% for the Intermediate Government Bond Portfolio on the $10,000 investment with dividends reinvested.

Past  performance  is not predictive of future performance.

Capital Appreciation Portfolio for the period January 4, 1993 (inception) through June 30, 1997.

Intermediate Government Bond Portfolio for the period May 15, 1991 (inception) through June 30, 1997.

  [GRAPHIC OMITTED]

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN INTERNATIONAL PORTFOLIO AND THE MORGAN STANLEY INTERNATIONAL


AVG. ANNUAL RETURN                                       06/30/97 VALUE
------------------            ------------------------------------------
1 YEAR         - %             INTERNATIONAL PORTFOLIO        $10,904.36
INCEPTION    12.27 %           MORGAN STANLEY INTERNATIONAL   $11,166.32




Results reflect payment of a maximum sales charge of 4% on the $10,000 investment with dividends reinvested.

Past  performance is not predictive of future  performance.

International  Portfolio  for   the  period  October 1, 1996 (inception) through
June 30, 1997.

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholders
Stratus Fund, Inc.

We have audited the accompanying statements of assets and liabilities including the schedule of investments in securities of Stratus Fund, Inc. (comprised respectively of the Growth, Government Securities, Capital Appreciation, Intermediate Government Bond, and International Portfolios) as of June 30, 1997, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended (period from October 1, 1996, commencement of operations, to June 30, 1997 for the International Portfolio). These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years ended June 30, 1995, 1994, and 1993 for the Intermediate Government Bond Portfolio, for the years ended June 30, 1995 and 1994 and the period from January 4, 1993 (commencement of operations) to June 30, 1993 for the Capital Appreciation Portfolio, for the year ended June 30, 1995 and the period from October 8, 1993 (commencement of operations) to June 30, 1994 for the Growth and Government Securities Portfolios were audited by other auditors whose report dated July 21, 1995, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the aforementioned portfolios constituting Stratus Fund, Inc. as of June 30, 1997, and the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the two years in the period then ended in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Lincoln, Nebraska
July 25, 1997

                               STRATUS FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1997

                                GROWTH PORTFOLIO

                                                           PERCENT
                                                           OF NET
                                                           ASSETS       MARKET
   SHARES                 COMMON STOCK - 92.91%                         VALUE
   ------                 ---------------------            -----       --------

                CHEMICALS                                   5.34%
                ---------                                   -----
      17,000      Great Lakes Chemical Corporation                     $890,375
      20,000      Hercules Inc.                                         957,500
      16,000      Nalco Chemical Company                                618,000
                                                                      ---------
                                                                      2,465,875
                                                                      ---------
                COMPUTERS                                   8.70%
                ---------                                   -----
      30,000      Reynolds & Reynolds Company                           472,500
      17,000      Electronic Data Systems Corporation                   697,000
      25,000      First Data Corporation                              1,098,438
       8,000      Microsoft Corporation *                             1,011,000
      20,000      Sun Microsystems Inc.*                                744,376
                                                                      ---------
                                                                      4,023,314
                                                                      ---------
                COSMETICS/PERSONAL CARE                     1.64%
                -----------------------                     -----
       8,000      Gillette Company                                      758,000
                                                                      ---------

                ELECTRICAL EQUIPMENT                        2.15%
                --------------------                        -----
      18,000      Emerson Electric Company                              991,125
                                                                      ---------

                ELECTRONICS                                 5.40%
                -----------                                 -----
      14,000      Hewlett-Packard Company                               784,000
       7,000      Intel Corporation                                     992,688
      10,000      Philips Electronics N.V.                              718,750
                                                                      ---------
                                                                      2,495,438
                                                                      ---------
                *Indicates nonincome-producing security.

                           STRATUS FUND, INC.
                   SCHEDULE OF INVESTMENTS (CONTINUED)
                            GROWTH PORTFOLIO
                                                           PERCENT
                                                           OF NET       MARKET
   SHARES               COMMON STOCK (CONTINUED)           ASSETS       VALUE
   ------              ---------------------------        --------   ----------
                ENTERTAINMENT/LEISURE                       1.52%
                ---------------------                       -----
      17,000      Carnival Corporation Class A                         $701,250
                                                                       --------

                FINANCIAL SERVICES                          7.65%
                ------------------                          -----
      20,000      Barnett Banks Inc.                                  1,050,000
      10,000      Chase Manhattan Corporation                           970,625
      10,000      Mercantile Bancorporation                             607,500
      14,000      Bankamerica Corporation                               903,875
                                                                      ---------
                                                                      3,532,000
                                                                      ---------
                FOOD/BEVERAGE/TABACCO                       3.84%
                ---------------------                       -----
      20,000      Pepsico Inc.                                          751,250
      28,000      Sysco Corporation                                   1,022,000
                                                                      ---------
                                                                      1,773,250
                                                                      ---------
                FOOD PROCESSING                             4.30%
                ---------------                             -----
      30,000      Archer-Daniels-Midland Company                        705,000
      20,000      ConAgra Inc.                                        1,282,500
                                                                      ---------
                                                                      1,987,500
                                                                      ---------
                FOREST PRODUCTS/PAPER                       2.15%
                ---------------------                       -----
      20,000      Kimberly Clark Corporation                            995,000
                                                                        -------

                GAS - DISTRIBUTION                          1.75%
                ------------------                          -----
      20,000      Questar Corporation                                   807,500
                                                                        -------

                HOUSEHOLD PRODUCTS/WARE                     2.26%
                -----------------------                     -----
      16,000      Colgate-Palmolive Company                           1,044,000
                                                                      ---------

                *Indicates nonincome-producing security.

                           STRATUS FUND, INC.
                   SCHEDULE OF INVESTMENTS (CONTINUED)
                            GROWTH PORTFOLIO

                                                           PERCENT
                                                           OF NET       MARKET
   SHARES               COMMON STOCK (CONTINUED)           ASSETS       VALUE

                INSURANCE                                   6.98%
                ---------                                   -----
       8,000      American International Group                       $1,195,000
      14,000      Allstate Corporation                                1,022,000
      16,000      Travelers Group Inc.                                1,009,000
                                                                      ---------
                                                                      3,226,000
                                                                      ---------
                MACHINE/TOOLS                               2.13%
                -------------                               -----
      16,000      Dover Corporation                                     984,000
                                                                        -------

                MANUFACTURING                               7.06%
                -------------                               -----
      21,000      General Electric Company                            1,372,875
      25,000      Mattel Inc                                            846,875
      15,000      Tyco International Ltd.                             1,043,438
                                                                      ---------
                                                                      3,263,188
                                                                      ---------
                OIL-FIELD SERVICES                          2.17%
                ------------------                          -----
       8,000      Schlumberger Ltd.                                   1,000,000
                                                                      ---------

                MEDICAL SUPPLIES/SERVICES                   1.26%
                -------------------------                   -----
      30,000      Olsten Corporation                                    583,125
                                                                        -------

                OFFICE/BUSINESS                             3.80%
                ---------------                             -----
      15,000      Xerox Corporation                                   1,183,125
      30,000      Viking Office Products Inc.*                          570,000
                                                                      ---------
                                                                      1,753,125
                                                                      ---------
                *Indicates nonincome-producing security.

                           STRATUS FUND, INC.
                   SCHEDULE OF INVESTMENTS (CONTINUED)
                            GROWTH PORTFOLIO

                                                           PERCENT
                                                           OF NET       MARKET
   SHARES               COMMON STOCK (CONTINUED)           ASSETS       VALUE
-----------       -------------------------------        ---------  ------------
                OIL COMPANY - INTEGRATED                   6.98%
                ------------------------                   -----
      10,000      Texaco Inc.                                        $1,087,500
      15,000      Mobil Corporation                                   1,048,125
      20,000      Royal Dutch Petroleum ADR                           1,087,500
                                                                      ---------
                                                                      3,223,125
                                                                      ---------
                PACKAGING/CONTAINER                        1.74%
                -------------------                        -----
      20,000      Avery Dennison Corporation                            802,500
                                                                        -------

                PHARMACEUTICAL/MEDICAL                     6.85%
                ----------------------                     -----
       8,000      Pfizer, Inc                                           956,000
      15,000      Johnson & Johnson                                     965,625
      12,000      Merck & Company, Incorporated                       1,242,000
                                                                      ---------
                                                                      3,163,625
                                                                      ---------
                RETAIL/RETAIL STORE                        1.67%
                -------------------                        -----
      22,000      Toys R Us Incorporated*                               770,000
                                                                        -------

                TELECOMMUNICATIONS                         2.02%
                ------------------                         -----
      34,000      Airtouch Communications, Incorporated*                930,750
                                                                        -------

                TELECOMMUNICATION EQUIP                    0.91%
                -----------------------                    -----
      15,000      Andrew Corporation*                                   421,875
                                                                        -------

                TRANSPORTATION                             1.40%
                --------------                             -----
      25,000      Southwest Airlines Company                            646,875
                                                                        -------

                *Indicates nonincome-producing security.

                           STRATUS FUND, INC.
                   SCHEDULE OF INVESTMENTS (CONTINUED)
                            GROWTH PORTFOLIO

                                                           PERCENT
                                                           OF NET       MARKET
   SHARES               COMMON STOCK (CONTINUED)           ASSETS       VALUE
-----------       ----------------------------------      ----------   --------
                UTILITIES/ELECTRIC/TELECOMMUN               1.24%
                -----------------------------               -----
      20,000      Kansas City Power & Light Company                    $571,249
                                                                       --------





       Total Investment in Securities (Cost $31,305,514)   92.91%    42,913,689
       Cash Equivalents                                     6.95%     3,211,327
       Other Assets, less Liabilities                       0.14%        64,083
                                                        ---------- -------------
       NET ASSETS                                         100.00%   $46,189,099
                                                        ========== =============



                *Indicates nonincome-producing security.

                See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1997

                        GOVERNMENT SECURITIES PORTFOLIO

                                                           PERCENT
                                                           OF NET
 PRINCIPAL                                                 ASSETS        MARKET
   AMOUNT              U.S. GOVERNMENT SECURITIES          93.94%         VALUE
------------   --------------------------------------    ---------    ----------
   1,000,000  Federal National Mgt. Assn. 6.20%, due 6/06/00           $997,285
   2,000,000  Federal National Mgt. Assn. 6.35%, due 6/10/05          1,959,817
   2,000,000  U.S. Treasury Note 6.25%, due 03/31/99                  2,006,875
   2,000,000  U.S. Treasury Note 7.125%, due 10/15/98                 2,029,375
   2,000,000  U.S. Treasury Note 6.375%, due 7/15/99                  2,011,563
   1,000,000  U.S. Treasury Note 7.75%, due 11/30/99                  1,034,844
   3,000,000  U.S. Treasury Note 6.375%, due 1/15/00                  3,015,938
   3,000,000  U.S. Treasury Note 5.75%, due 10/31/00                  2,952,656
   2,000,000  U.S. Treasury Note 5.50%, due 12/31/00                  1,950,000
   3,000,000  U.S. Treasury Note 6.50%, due 5/31/01                   3,017,813
   2,000,000  U.S. Treasury Note 5.75%, due 8/15/03                   1,932,188
   2,000,000  U.S. Treasury Note 6.625%, due 3/31/02                  2,018,747
                                                                      ---------


         Total Investment in Securities (cost $24,943,979) 93.94%    24,927,101
         Cash Equivalents                                   4.58%     1,213,822
         Other Assets, less Liabilities                     1.48%       392,946
                                                          -------   -----------
         NET ASSETS                                       100.00%   $26,533,869
                                                          =======   ===========



              See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1997

                         CAPITAL APPRECIATION PORTFOLIO

                                                        PERCENT
                                                         OF NET         MARKET
  SHARES               COMMON STOCK - 93.00%             ASSETS         VALUE
----------       -------------------------------      ----------   ------------
             Aerospace/Defense                           2.81%
             ----------------------                     ------
      2,700    Thiokol Corporation                                     $189,000
                                                                       --------

             Auto, Truck & Parts                         3.45%
             ----------------------                     ------
      4,300    Borg-Warner Auto                                         232,469
                                                                       --------

      5,200  Building Materials/Cons                     3.37%
             ----------------------                     ------
               Southdown Inc.                                           226,850
                                                                       --------

             Commercial Services                         1.72%
             ----------------------                     ------
      2,600    Manpower, Inc.                                           115,700
                                                                       --------

             Computer Related                            6.37%
             ----------------------                     ------
      8,700    Data General Corporation*                                226,200
      3,900    Keane Inc.*                                              202,800
                                                                       --------
                                                                        429,000
                                                                       --------
             Diversified Operations                      3.06%
             ----------------------                     ------
      3,700    Corning Inc.                                             205,813
                                                                       --------

             Financial Services                          4.72%
             ----------------------                     ------
      1,200    First Union Corporation                                  111,000
      5,100    Lehman Brothers Holding                                  206,550
                                                                       --------
                                                                        317,550
                                                                       --------
             Food, Beverage & Tobacco                    6.60%
             ----------------------                     ------
      5,000    Dean Foods Company                                       201,875
      4,700    Coca-Cola FEMSA-ADR                                      242,638
                                                                       --------
                                                                        444,513
                                                                       --------

             *Indicates nonincome-producing security.

                               STRATUS FUND, INC.
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         CAPITAL APPRECIATION PORTFOLIO

                                                        PERCENT
                                                         OF NET         MARKET
  SHARES             COMMON STOCK (Continued)            ASSETS         VALUE
----------      --------------------------------       --------       ---------

             Forest Products/Paper                       3.30%
             ----------------------                     ------
      6,000    James River Corporation                                 $222,000
                                                                       --------

             Household Products/Ware                     6.47%
             ----------------------                     ------
      4,000    Ethan Allen Interiors Inc.                               228,000
      5,500    Sunbeam Corporation                                      207,625
                                                                       --------
                                                                        435,625
                                                                       --------
             Insurance                                   3.91%
             ----------------------                     ------
      1,900    Allstate Corporation                                     138,700
      3,100    Fremont General Corporation                              124,775
                                                                       --------
                                                                        263,475
                                                                       --------
             Machinary/Tools                             3.27%
             ----------------------                     ------
      3,400    SPX Corporation                                          220,363
                                                                       --------

             Medical Supplies/Service                    1.57%
             ----------------------                     ------
      3,800    Genzyme Corporation*                                     105,450
                                                                       --------

             Metals/Mining                               2.23%
             ----------------------                     ------
      2,000    Potash Corp of Saskatchewan                              150,125
                                                                       --------

             Oil & Gas Drilling                          3.77%
             ----------------------                     ------
      4,400    Falcon Drilling Company*                                 253,550
                                                                       --------

             Oil Field Machinary & Equipment            10.33%
             ----------------------                     ------
      4,200    National-Oilwell*                                        241,500
      4,900    Cooper Cameron Corporation*                              229,075
      3,700    Smith International Inc.*                                224,775
                                                                       --------
                                                                        695,350
                                                                       --------
             *Indicates nonincome-producing security.

STRATUS FUND, INC.
Schedule of Investments (Continued)
CAPITAL APPRECIATION PORTFOLIO

                                                        PERCENT
                                                         OF NET         MARKET
  SHARES             COMMON STOCK (Continued)            ASSETS          VALUE
----------      -------------------------------         -------       ----------

             Retail Store/Apparel                        6.61%
             ----------------------                     ------
      4,100    Tommy Hilfiger Corporation*                             $164,769
      3,000    Barnes & Noble Inc.*                                     129,000
      2,200    Home Depot Inc.                                          151,663
                                                                       --------
                                                                        445,432
                                                                       --------
             Telecommunications                          6.29%
             ----------------------                     ------
      5,100    Mastec Inc.*                                             241,294
      1,200    Telecomunicacoes Brasileiras S/A ADR                     182,100
                                                                       --------
                                                                        423,394
                                                                       --------

             Telecommunication Equip                     6.62%
             ----------------------                     ------
      7,600    Boston Technology*                                       224,675
      3,000    OY Nokia AB                                              221,250
                                                                       --------
                                                                        445,925
                                                                       --------
             Transporation                               6.53%
             ----------------------                     ------
      5,500    Airborne Freight Corporation                             230,313
      6,500    CMF Transportation                                       209,622
                                                                       --------
                                                                        439,935
                                                                       --------


      Total Investment in Securities (Cost $5,512,623)   93.00%       6,261,519
      Cash Equivalents                                    9.73%         654,880
      Other Assets, less Liabilities                      2.73%        (183,859)
                                                        -------      ----------
      NET ASSETS                                        100.00%      $6,732,540
                                                        =======      ==========


             *Indicates nonincome-producing security.

             See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1997

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                                       PERCENT
                                                       OF NET
  PRINCIPAL                                            ASSETS         MARKET
   AMOUNT             U.S. GOVERNMENT SECURITIES       93.88%         VALUE
------------       -------------------------------   --------      ----------
      200,000   U.S. Treasury Note 7.875%, due 4/15/98               203,219
      550,000   U.S. Treasury Note 7.125%, due 10/15/98              558,078
      500,000   U.S. Treasury Note 6.375%, due 1/15/99               502,734
      400,000   U.S. Treasury Note 6.375%, due 1/15/00               402,125
      500,000   U.S. Treasury Note 7.125%, due 2/29/00               511,016
      750,000   U.S. Treasury Note 6.125%, due 7/31/00               747,539
      500,000   U.S. Treasury Note 6.25%, due 10/31/01               497,813
      500,000   U.S. Treasury Note 6.25%, due 1/31/02                497,422
      400,000   U.S. Treasury Note 6.625%, due 4/30/02               403,874
                                                                    --------

     Total Investments in Securities (cost $4,319,855)  93.88%     4,323,820
     Short-Term Investments                              4.22%       194,411
     Other Assets, less Liabilities                      1.90%        87,487
                                                       -------    ----------
     NET ASSETS                                        100.00%    $4,605,718
                                                       =======    ==========

                See accompanying notes to financial statements.

                                STRATUS FUND, INC.
                              SCHEDULE OF INVESTMENTS
                                   JUNE 30, 1997

                              INTERNATIONAL PORTFOLIO

                                                            PERCENT
                                                            OF NET
                                                            ASSETS        MARKET
  SHARES                 COMMON STOCK - 87.62%                            VALUE
  ------                 ---------------------             -------        -----

             AUTO/TRUCK/PARTS                               2.88%
             ----------------                               -----
     10,300    Nissan Motor Company ADR                                $162,225
      5,700    PSA Peugeot Citroen ADR                                  137,865
                                                                        -------
                                                                        300,090
                                                                        -------
             BROADCASTING/MEDIA                             2.97%
             ------------------                             -----
      4,300    Carlton Communications PLC ADR                           184,900
      6,500    News Corp Ltd ADR                                        125,125
                                                                        -------
                                                                        310,025
                                                                        -------
             BUILDING MATERIALS/CONSTRUCTION                2.07%
             -------------------------------                -----
     13,400    Williams Holdings ADR                                    216,102
                                                                        -------

             CHEMICALS                                      4.76%
             ---------                                      -----
      4,400    Norsk Hydro ASA  ADR                                     238,425
      3,900    Quimica Minera Chile SA ADR                              257,888
                                                                        -------
                                                                        496,313
                                                                        -------
             DIVERSIFIED OPERATIONS                         8.10%
             ----------------------                         -----
      7,600    Barlow Ltd - ADR                                          82,693
      2,300    Hutchison Whampoa Ltd ADR                                 99,454
      5,200    Cie Generale des Eaux ADR                                133,389
      6,800    Stet Societa Finanziaria Telefonica S.p.A.  ADR          396,950
     14,700    Swire Pacific Ltd ADR                                    132,346
                                                                        -------
                                                                        844,832
                                                                        -------

             *Indicates nonincome-producing security.

                                STRATUS FUND, INC.
                        SCHEDULE OF INVESTMENTS (CONTINUED)
                              INTERNATIONAL PORTFOLIO

                                                            PERCENT
                                                            OF NET        MARKET
  SHARES               COMMON STOCK (CONTINUED)             ASSETS        VALUE
--------        ----------------------------------          ------      --------
             ELECTRONICS                                     4.05%
             -----------                                     -----
      1,400    Hitachi Ltd ADR                                         $158,200
      3,300    SGS-Thomson Microelectronics N.V.*                       264,000
                                                                        -------
                                                                        422,200
                                                                        -------

             INTERNATIONAL PORTFOLIO                         2.51%
             -----------------------                         -----
      5,600    Allied Irish Banks ADR                                   261,450
                                                                        -------

             FINANCIAL SERVICES                             14.40%
             ------------------                             ------
      6,400    Australia & New Zealand Banking Group Ltd ADR            236,000
      2,100    Barclays PLC - ADR                                       166,425
      8,485    Banco Frances Del Rio de la Plata S.A. ADR               275,763
      5,500    Banque National Paris ADR                                226,897
      4,800    Commonwealth Bank of Australia                           172,603
      1,300    National Westminster Bank PLC                            105,463
        900    Sanwa Bank Ltd ADR                                       133,706
      6,000    Banco Santander SA ADR                                   185,625
                                                                        -------
                                                                      1,502,482
                                                                      ---------

             FOOD/FLOUR & GRAIN                              1.77%
             ------------------                              -----
      4,700    Grand Metro Politar PLC ADR                              184,181
                                                                        -------

             INSURANCE                                       1.93%
             ---------                                       -----
      1,500    Zurich Versi ADR                                         119,560
      6,000    Liberty Life Association of Africa ADR                    81,357
                                                                        -------
                                                                        200,917
                                                                        -------

             IRON/STEEL                                      1.53%
             ----------                                      -----
      4,900    Kawasaki Steel Corporation ADR                           159,722
                                                                        -------

             *Indicates nonincome-producing security.

                                STRATUS FUND, INC.
                        SCHEDULE OF INVESTMENTS (CONTINUED)
                              INTERNATIONAL PORTFOLIO

                                                            PERCENT
                                                            OF NET      MARKET
  SHARES               COMMON STOCK (CONTINUED)             ASSETS      VALUE
-----------      -----------------------------------        ------    ---------
             MANUFACTURING                                   1.48%
             -------------                                   -----
      6,200    Continental AG ADR                                      $154,063
                                                                       --------

             MEDICAL SUPPLIES/SERVICES                       1.22%
             -------------------------                       -----
      6,700    Eisai Co LTD ADR                                         127,055
                                                                        -------

             OFFICE/BUSINESS                                 1.38%
             ---------------                                 -----
      2,200    Ricoh Company Ltd ADR                                    144,193
                                                                        -------

             OIL/GAS                                         3.61%
             -------                                         -----
      3,300    ENI S.P.A. ADR                                           187,688
      1,500    Shell Transport & Trading Company ADR                    188,625
                                                                        -------
                                                                        376,313
                                                                        -------
             PHARMACEUTICAL/MEDICAL                          3.53%
             ----------------------                          -----
      4,600    Novartis AG-ADR                                          368,227
                                                                        -------

             PUBLISHING/PRINTING                             2.80%
             -------------------                             -----
      2,000    Elsevier NV ADR                                           67,625
     10,145    VNU-Verenigde Nederlandse ADR                            224,717
                                                                        -------
                                                                        292,342
                                                                        -------
             REAL ESTATE                                     5.63%
             -----------                                     -----
     20,800    City Developments Ltd ADR                                203,657
     20,000    Cheung Kong Holdings Ltd ADR                             197,488
     14,000    Hong Kong Land Holdings ADR                              186,200
                                                                        -------
                                                                        587,345
                                                                        -------

             *Indicates nonincome-producing security.

                                STRATUS FUND, INC.
                        SCHEDULE OF INVESTMENTS (CONTINUED)
                              INTERNATIONAL PORTFOLIO

                                                            PERCENT
                                                            OF NET        MARKET
  SHARES               COMMON STOCK (CONTINUED)             ASSETS        VALUE

             RECREATION                                      0.75%
             ----------                                      -----
      5,200    Resorts World BHD ADR                                    $78,288
                                                                        -------

             RETAIL STORE                                    2.03%
             ------------                                    -----
    115,400    Cifra SA de CV                                           211,805
                                                                        -------

             TELECOMMUNICATIONS                             10.38%
             ------------------                             ------
      9,500    Deutsche Telekom ADR                                     229,188
      5,900    Cia de Telecommunications de Chile S.A. ADR              194,700
      1,500    Philippine Long Distance Telephone Company ADR            96,375
      5,400    Telecom Corporation of New Zealand                       220,050
      5,000    Portugal Telecom S.A. ADR                                200,625
      1,800    Telecom Argentina Stet ADR                                94,500
      1,000    Telefonos de Mexico ADR                                   47,750
                                                                         ------
                                                                      1,083,188
                                                                      ---------

             TELECOMMUNICATIONS EQUIP                        2.26%
             ------------------------                        -----
      3,200    OY Nokia AB-ADR                                          236,000
                                                                        -------

             TRANSPORTATION                                  0.90%
             --------------                                  -----
      8,500    Keppel Corporation Ltd ADR                                75,497
      2,125    Keppel Corporation Ltd ADR Bonus Shares                   18,428
                                                                         ------
                                                                         93,925
                                                                         ------

             UTILITIES - ELECTRIC                            0.72%
             --------------------                            -----
      4,000    Korea Electric Power Corporation ADR                      74,750
                                                                         ------

             UTILITIES - TELECOMMUNICATIONS                  2.98%
             ------------------------------                  -----
      3,600    Telefonica de Espana ADR                                 310,500
                                                                        -------

             *Indicates nonincome-producing security.

                                STRATUS FUND, INC.
                        SCHEDULE OF INVESTMENTS (CONTINUED)
                              INTERNATIONAL PORTFOLIO

                                                            PERCENT
                                                            OF NET        MARKET
  SHARES               COMMON STOCK (CONTINUED)             ASSETS        VALUE
----------         ---------------------------------      ----------   ---------
             WHOLESALE SPECIAL LINE                         0.98%
             ----------------------                         -----
      1,900    Itochu Corporation ADR                                   102,443
                                                                        -------

                Total Common Stock                                    9,138,751
                                                                      ---------


             REGISTERED INVESTMENT COMPANY - 10.06%
      8,600    Webs - Italy Index Series                                144,050
     20,500    Webs - Japan Index Series*                               289,563
      9,300    Webs - Belgium Index Series*                             162,750
     15,000    Webs - Switzerland Index Series*                         232,500
      8,000    Webs - Singapore Index Series*                            88,000
     10,300    Webs - Malaysia Index Series                             132,613
                                                                        -------
                                                                      1,049,476
                                                                      ---------

        Total Investment in Securities (Cost $9,285,658)  97.68%     10,188,227
        Cash Equivalents                                   2.02%        210,993
        Other Assets, less Liabilities                     0.30%         31,887
                                                         -------  -------------
        NET ASSETS                                       100.00%    $10,431,107
                                                         =======  =============


             *Indicates nonincome-producing security.

             See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                       Statement of Assets and Liabilities
                                  June 30, 1997


                                                                    Government        Capital
                                                    Growth          Securities      Appreciation
Assets:                                            Portfolio         Portfolio       Portfolio
                                                  -----------      ----------    --------------
  Investments in securities, at market value
    (cost $31,305,514, 24,943,979, and 5,512,623) $42,913,689        $24,927,101    $6,261,519
  Cash equivalents                                  3,211,327          1,213,822       654,880
  Accrued interest and dividends receivable            61,945            410,697         6,575
  Receivable for securities sold                         -                  -        1,172,443
  Receivable for fund shares sold                      41,149              2,320         3,715
                                                   ----------         ----------    ----------
       Total assets                                46,228,110         26,553,940     8,099,132
                                                   ----------         ----------    ----------
Liabilities:
  Accrued expenses, including investment
    management and service fees payable to
    adviser, administrator and distributor (note 3)    32,197             17,835        11,987
  Payable for securities purchased                        -                  -       1,331,932
  Payable for fund shares redeemed                      6,814              2,236        22,673
                                                   ----------         ----------    ----------
          Total liabilities                            39,011             20,071     1,366,592
                                                   ----------         ----------    ----------
Net assets applicable to outstanding
  capital stock                                   $46,189,099        $26,533,869    $6,732,540
                                                   ==========         ==========    ==========

Net assets are represented by:
  Capital stock outstanding, at par (note 5)           $2,706             $2,731          $473
  Additional paid-in capital                       31,859,941         26,990,604     5,973,094
  Accumulated undistributed net
      investment income (loss)                          1,244                449        18,799
  Accumulated undistributed net realized
      gain (loss) on investments                    2,717,033           (443,037)       (8,722)
  Unrealized appreciation (depreciation)  (note 4) 11,608,175            (16,878)      748,896
                                                   ----------         ----------    ----------
       Total net assets applicable
         to shares outstanding                    $46,189,099        $26,533,869    $6,732,540
                                                   ==========         ==========    ==========

Shares outstanding and net asset value per share
  Shares of capital stock outstanding: 2,705,627,
       2,731,171, and 472,542 respectively (note 5)    $17.07              $9.72        $14.25
                                                   ==========         ==========    ==========

See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                       Statement of Assets and Liabilities
                                  June 30, 1997

                                                   Intermediate
                                                    Government
                                                       Bond       International
 Assets:                                            Portfolio       Portfolio
                                                  -------------- ---------------
   Investments in securities, at market value
     (cost $4,319,855 and 9,285,658)                 $4,323,820      $10,188,227
   Cash equivalents                                     194,411          210,993
   Accrued interest and dividends receivable             92,785           41,628
   Receivable for fund shares sold                         -               7,668
                                                      ---------       ----------
        Total assets                                  4,611,016       10,448,516
                                                      ---------       ----------
 Liabilities:
   Accrued expenses, including investment
     management and service fees payable to
     adviser, administrator and distributor (note 3)      5,298           17,391
   Payable for fund shares redeemed                          -                18
                                                      ---------       ----------
           Total liabilities                              5,298           17,409
                                                      ---------       ----------
 Net assets applicable to outstanding capital stock  $4,605,718      $10,431,107
                                                      =========       ==========
 Net assets are represented by:
   Capital stock outstanding, at par (note 5)              $439             $929
   Additional paid-in capital                         4,720,161        9,395,729
   Accumulated undistributed net
       investment income (loss)                              (1)             199
   Accumulated undistributed net realized
       gain (loss) on investments                      (118,846)         131,681
   Unrealized appreciation (note 4)                       3,965          902,569
                                                      ---------       ----------
        Total net assets applicable
          to shares outstanding                      $4,605,718      $10,431,107
                                                      =========       ==========
 Shares outstanding and net asset value per share
   Shares of capital stock outstanding: 439,448
         and 929,464 respectively (note 5)               $10.48           $11.22
                                                      =========       ==========

 See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                             Statement of Operations
                            Year Ended June 30, 1997


                                                                        Intermediate
                                                 Government   Capital   Government
                                      Growth     Securities Appreciation  Bond      International
                                     Portfolio   Portfolio   Portfolio  Portfolio   Portfolio
                                    ------------ ----------  ---------- ----------  -----------
Investment income:
    Dividends                          $548,821   $  -         $81,021   $   -        $159,265
    Interest                            151,638  1,450,603      24,104    362,179       32,920
                                    ------------ ----------  ---------- ----------  -----------
        Total investment income         700,459  1,450,603     105,125    362,179      192,185
                                    ------------ ----------  ---------- ----------  -----------
Expenses (note 3):
    Investment advisory fees            160,343    122,584      17,500     38,269       64,660
    Administration fees                  80,173     61,292      11,855     14,719       14,057
    Legal fees                           15,430      8,476       1,405      2,316        3,440
    Accounting                            4,837      4,553       3,022      3,452          439
    Custodial fees                           -          -        9,243      7,815          -
    Securities pricing                    3,950        825       3,385         -         2,986
    Other operating expenses             14,752     12,352       3,755      2,161        7,226
                                    ------------ ----------  ---------- ----------  -----------
        Total expenses                  279,485    210,082      50,165     68,732       92,808
    Less fee waiver (note 3)            (48,103)   (36,775)     (7,113)    (8,831)      (8,434)
                                    ------------ ----------  ---------- ----------  -----------
        Net expenses                    231,382    173,307      43,052     59,901       84,374
                                    ------------ ----------  ---------- ----------  -----------
        Net investment income           469,077  1,277,296      62,073    302,278      107,811
                                    ------------ ----------  ---------- ----------  -----------
Realized and unrealized gain on
  investments (note 4):
    Net realized gain (loss)          2,814,809    (77,114)     35,730       (626)     131,682
    Net unrealized appreciation
      (depreciation):
      Beginning of period             3,519,739   (282,536)    188,036    (14,824)        -
      Unrealized appreciation of
       securities received in
       tax-free exchange (note 6)     1,862,355        -           -          -            -
      End of period                  11,608,175    (16,878)    748,896      3,965      902,569
                                    ------------ ----------  ---------- ----------  -----------
        Net unrealized appreciation   6,226,081    265,658     560,860     18,789      902,569
                                    ------------ ----------  ---------- ----------  -----------
        Net realized and unrealized
         gain on investments          9,040,890    188,544     596,590     18,163    1,034,251
                                    ------------ ----------  ---------- ----------  -----------
Net increase in net assets
     resulting from operations       $9,509,967  $1,465,840   $658,663   $320,441   $1,142,062
                                    ============ ==========  ========== ==========  ===========


See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                      Statements of Changes in Net Assets
                       Years ended June 30, 1997 and 1996


                                                                                   Government
                                                 Growth                            Securities
                                                Portfolio                           Portfolio
                                      ----------------------------     -------------------------------
                                        Year Ended      Year Ended        Year Ended        Year Ended
                                      June 30, 1997   June 30, 1996      June 30, 1997     June 30, 1996
                                      -------------  --------------    -----------------   -------------
Operations:
    Net investment income                  $469,077        $331,555       $1,277,296        $952,369
    Net realized gain (loss)
    on investments                        2,814,809       1,539,268          (77,114)        (56,450)
    Unrealized appreciation (depreciation)6,226,081       1,768,406          265,658        (348,738)
                                          ---------       ---------        ---------        ---------
        Net increase in net assets
          resulting from operations       9,509,967       3,639,229        1,465,840         547,181
                                          ---------       ---------        ---------        ---------
Distributions to shareholders from:
    Net investment income                   477,783         327,797        1,289,378         949,207
    Net realized gains                    1,270,098         242,886             -               -
                                          ---------       ---------        ---------        ---------
        Total distributions               1,747,881         570,683        1,289,378         949,207
                                          ---------       ---------        ---------        ---------
Capital share transactions:
    Proceeds from sales                  12,534,379      11,764,925        9,004,815      14,607,453
    Net assets from
        tax-free exchange (note 6)        6,102,448           -             -                   -
    Payment for redemptions              (6,403,413)     (3,553,648)      (6,830,029)     (5,841,352)
    Reinvestment of net investment income
       and net realized gain
       distributions at net asset value   1,565,616         534,808        1,139,458         793,884
                                         ----------      ----------       ----------      ----------
        Total increase from capital
          share transactions             13,799,030       8,746,085        3,314,244       9,559,985
                                         ----------      ----------       ----------      ----------
Total increase in net assets             21,561,116      11,814,631        3,490,706       9,157,959

Net assets:
  Beginning of period                    24,627,983      12,813,352       23,043,163      13,885,204
                                         ----------      ----------       ----------      ----------
  End of period                         $46,189,099     $24,627,983      $26,533,869     $23,043,163
                                         ==========      ==========       ==========      ==========

See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                      Statements of Changes in Net Assets
                       Years ended June 30, 1997 and 1996

                                                                               Intermediate
                                               Capital                           Government
                                             Appreciation                           Bond
                                              Portfolio                          Portfolio
                                     ------------------------------   -----------------------------
                                     Year Ended        Year Ended        Year Ended      Year Ended
                                     June 30, 1997   June 30, 1996     June 30, 1997    June 30, 1996
                                    --------------  --------------    --------------  ---------------
Operations:
    Net investment income (loss)         $62,073        ($18,720)         $302,278       $326,734
    Net realized gain (loss) on
    investments                           35,730         262,607              (626)          (388)
    Unrealized appreciation
    (depreciation)                       560,860          16,846            18,789        (61,056)
                                       ---------       ---------         ---------      ---------
        Net increase in net assets
          resulting from operations      658,663         260,733           320,441        265,290
                                       ---------       ---------         ---------      ---------
Distributions to shareholders from:
    Net investment income                 43,274            -              307,339        325,597
    Net realized gains                   165,941          72,180              -              -
                                       ---------       ---------         ---------      ---------
        Total distributions              209,215          72,180           307,339        325,597
                                       ---------       ---------         ---------      ---------
Capital share transactions:
    Proceeds from sales                4,546,087       1,536,363           199,716      3,719,234
    Payment for redemptions             (942,467)        (55,095)       (3,096,495)    (2,213,866)
    Reinvestment of net investment income
       and net realized gain
       distributions at
       net asset value                   205,002          56,061           264,889        261,014
                                       ---------       ---------         ---------      ---------
        Total increase (decrease)
        from capital share
         transactions                  3,808,622       1,537,329        (2,631,890)     1,766,382
                                       ---------       ---------         ---------      ---------
Total increase (decrease)in net assets 4,258,070       1,725,882        (2,618,788)     1,706,075

Net assets:
  Beginning of period                  2,474,470         748,588         7,224,506      5,518,431
                                       ---------       ---------         ---------      ---------
  End of period                       $6,732,540      $2,474,470        $4,605,718     $7,224,506
                                       =========       =========         =========      =========


See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                      Statements of Changes in Net Assets
        The Period from October 1, 1996 (commencement of operations) to
                                 June 30, 1997


                                                           International
                                                             Portfolio
                                                           -------------
                                                            Period Ended
                                                           June 30, 1997
                                                           --------------
     Operations:
         Net investment income                                 $107,811
         Net realized gain on investments                       131,682
         Unrealized appreciation                                902,569
             Net increase in net assets                       ---------
               resulting from operations                      1,142,062
                                                              ---------
     Distributions to shareholders from:
         Net investment income                                  107,613
         Net realized gains                                        -
                                                              ---------
             Total distributions                                107,613
                                                              ---------
     Capital share transactions:
         Proceeds from sales                                  9,586,087
         Payment for redemptions                               (294,866)
         Reinvestment of net investment income
            and net realized gain distributions at
            net asset value                                     105,437
                                                              ---------
             Total increase from capital
               share transactions                             9,396,658
                                                              ---------
     Total increase in net assets                            10,431,107

     Net assets:
       Beginning of period                                          -
                                                             ----------
       End of period                                        $10,431,107
                                                             ==========

     See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                    FINANCIAL HIGHLIGHTS YEARS ENDED JUNE 30,
             1997, 1996 AND 1995 AND THE PERIOD FROM OCTOBER 8, 1993
                  (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1994

                                                                GROWTH
                                                               PORTFOLIO
                                          ----------------------------------------------------
                                           YEAR ENDED    YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                          JUNE 30, 1997 JUNE 30, 1996  JUNE 30, 1995 JUNE 30, 1994

NET ASSET VALUE:
  Beginning of period                        $13.67        $11.47        $9.84       $10.00
                                             ------        ------        -----       ------
  Income from investment operations:
     Net investment income                     0.22          0.23         0.22         0.19
     Net realized and unrealized gain (loss)
       on investments                          3.99          2.36         1.72        (0.16)
                                               ----          ----         ----        ------
            Total income from
                  investment operations        4.21          2.59         1.94         0.03
                                               ----          ----         ----         ----
  Less distributions:
    Dividends from net investment income      (0.22)        (0.22)       (0.22)       (0.19)
    Distributions from capital gains          (0.59)        (0.17)       (0.09)        0.00
                                              ------        ------       ------        ----
            Total distributions               (0.81)        (0.39)       (0.31)       (0.19)
                                              ------        ------       ------       ------

  End of period                              $17.07(a)       $13.67       $11.47      $9.84
                                             ======          ======       ======       ====

TOTAL RETURN                                  32.6%(a)       22.6%        20.3%       (.03%)(b)
                                              ======         =====        =====        ====

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period             $46,189,099    $24,627,983  $12,813,352   $12,892,161

  Ratio of expenses to average net assets      0.72%         0.71%        0.82%        0.76%(c)
  Ratio of net income to average net assets    1.46%         1.78%        2.14%        2.38%(c)
  Portfolio turnover rate                     88.53%        92.72%       19.89%       10.05%
  Average Commission Rate (d)                 $0.0948         N/A          N/A          N/A

(a) Excludes maximum sales load of 4%.
(b) Total return is not annualized.
(c) Annualized for those periods less than twelve months in duration.
(d) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

See Accompanying Notes To Financial Statements.

                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
          YEARS ENDED JUNE 30, 1997, 1996 AND 1995 AND THE PERIOD FROM
          OCTOBER 8, 1993 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1994

                                                       GOVERNMENT SECURITIES
                                                             PORTFOLIO
                                       ----------------------------------------------------
                                         YEAR ENDED    YEAR ENDED    YEAR ENDED   PERIOD ENDED
                                       JUNE 30, 1997 JUNE 30, 1996 JUNE 30, 1995 JUNE 30, 1994

NET ASSET VALUE:
  Beginning of period                          $9.64          $9.77        $9.40       $10.00
                                               -----          -----        -----       ------

  Income (loss) from investment operations:
     Net investment income                      0.51           0.49         0.45         0.27
     Net realized and unrealized gain (loss)
       on investments                           0.08          (0.13)        0.37        (0.60)
                                                ----          ------        ----        ------
            Total income (loss) from
                  investment operations         0.59           0.36         0.82        (0.33)
                                                ----           ----         ----        ------

   Less distributions from
         net investment income                 (0.51)         (0.49)       (0.45)       (0.27)
                                               ------         ------       ------       ------

  End of period                                $9.72(a)       $9.64        $9.77        $9.40
                                               =====          =====        =====        =====

TOTAL RETURN                                    6.3%(a)       3.7%         9.0%        (3.4%)(b)
                                               ====           ====         ====        =====

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period              $26,533,869    $23,043,163   $13,885,204   $12,477,517

  Ratio of expenses to average net assets       0.71%          0.69%        0.80%        0.74%(c)
  Ratio of net income to average net assets     5.21%          5.04%        4.82%        3.89%(c)
  Portfolio turnover rate                      27.20%         40.61%       33.88%       17.36%

(a) Excludes maximum sales load of 3%.
(b) Total return is not annualized.
(c) Annualized for those periods less than twelve months in duration.

See Accompanying Notes To Financial Statements.



                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
       YEARS ENDED JUNE 30, 1997, 1996, 1995 AND 1994 AND THE PERIOD FROM
          JANUARY 4, 1993 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1993

                                                      CAPITAL APPRECIATION PORTFOLIO
                                    -----------------------------------------------------------------

                                      YEAR ENDED    YEAR ENDED  YEAR ENDED    YEAR ENDED  PERIOD ENDED
                                   JUNE 30, 1997 JUNE 30,1996 JUNE 30,1995  JUNE 30,1994  JUNE 30,1993

NET ASSET VALUE:
  Beginning of period                     $13.19       $11.23     $8.95        $9.40      $10.00
                                          ------       ------     -----        -----      ------
  Income (loss) from investment operations:
     Net investment income (loss)           0.18        (0.19)    (0.15)       (0.12)      (0.04)
     Net realized and unrealized
         gain (loss) on investments         1.48         2.88      2.62        (0.33)      (0.56)
                                            ----         ----      ----        ------      ------
       Total Income (loss) from
          Investment Operations             1.66         2.69      2.47        (0.45)      (0.60)
                                            ----         ----      ----        ------      ------
    Less distributions from
      net investment income                (0.12)          -         -           -           -
    Less distributions from capital gains  (0.48)       (0.73)    (0.19)         -           -
                                          -----         -----     -----        -----       ------

  End of period                           $14.25(a)    $13.19    $11.23        $8.95       $9.40
                                          ======       ======    ======        =====       =====

TOTAL RETURN                               11.7%(a)     26.0%     28.6%        (4.8%)     (6.0%)(b)
                                           =====        =====     =====        ======      =====

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period           $6,732,540   $2,474,470  $748,588     $653,757    $583,403

  Ratio of expenses to average net assets   0.91%        2.84%     2.69%     2.13%     2.41%(c)
  Ratio of net income (loss)
       to average net assets                1.31%       (1.54%)   (1.59%)   (1.27%)   (1.04%)(c)
  Portfolio turnover rate                 322.07%      179.06%   214.47%     9.09%     4.42%
  Average Commission Rate (d)              $0.0689       N/A       N/A       N/A         N/A

(a) Excludes maximum sales load of 4%.
(b) Total return is not annualized.
(c) Annualized for those periods less than twelve months in duration.
(d) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

See Accompanying Notes To Financial Statements.



                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
              YEARS ENDED JUNE 30, 1997, 1996, 1995, 1994 AND 1993

                                            INTERMEDIATE GOVERNMENT BOND
                                                      PORTFOLIO
                              -----------------------------------------------------------
                               YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED
                              JUNE 30, 1997 JUNE 30, 1996 JUNE 30, 1995 JUNE 30, 1994 JUNE 30, 1993

NET ASSET VALUE:
  Beginning of period               $10.47       $10.56      $10.29     $10.84      $10.72
                                    ------       ------      ------     ------      ------
  Income (loss) from investment operations:
    Net investment income             0.54         0.52        0.50       0.47        0.38
    Net realized and unrealized
        gain (loss) on investments    0.02        (0.09)       0.27      (0.55)       0.34
                                      ----        ------       ----      ------       ----
     Total income (loss) from
         investment operations        0.56         0.43        0.77      (0.08)       0.72
                                      ----         ----        ----      ------       ----
  Less distributions:
    Dividends from net
         investment income           (0.55)       (0.52)      (0.50)     (0.47)      (0.38)
    Distributions from capital gains    -            -           -          -        (0.22)
                                    -------      ------       ------     ------       -----
      Total distributions            (0.55)       (0.52)      (0.50)     (0.47)      (0.60)
                                    -------      -------      ------     ------       -----

  End of period                     $10.48 (a)   $10.47      $10.56     $10.29      $10.84
                                    =======      ======      ======     ======      ======

TOTAL RETURN                          5.6%(a)     4.1%        7.9%      (0.8%)       8.9%
                                      ====        ====        ====      ======       ====

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period   $4,605,718   $7,224,506  $5,518,431   $7,774,768  $6,747,719

  Ratio of expenses to
       average net assets             1.02%        1.03%       1.11%      1.05%       1.12%

  Ratio of net income to
      average net assets              5.14%        4.95%       4.84%      4.41%       4.58%

  Portfolio turnover rate            26.88%        4.05%      27.67%     21.02%      32.39%

(a) Excludes maximum sales load of 3%.

See Accompanying Notes To Financial Statements.

                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
                           PERIOD FROM OCTOBER 1, 1996
                  (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1997

                                                       INTERNATIONAL
                                                         PORTFOLIO
                                                    --------------------
                                                       PERIOD ENDED
                                                       JUNE 30, 1997
                                                    --------------------
NET ASSET VALUE:
  Beginning of period                                        $10.00
                                                              -----
  Income from investment operations:
     Net investment income                                     0.15
     Net realized and unrealized gain
       on investments                                          1.22
            Total income from                                 -----
                  investment operations                        1.37
                                                              -----
   Less distributions from net investment income              (0.15)
                                                              ------

  End of period                                              $11.22(a)

TOTAL RETURN                                                  18.2%(a)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                             $10,431,107

  Ratio of expenses to average net assets                      1.48%(b)
  Ratio of net income to average net assets                    1.89%(b)
  Portfolio turnover rate                                     33.77%
  Average Commission Rate (c)                                 $0.0809

(a) Excludes maximum sales load of 4%.
(b) Annualized for those periods less than twelve months in duration.
(c) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

See Accompanying Notes To Financial Statements.

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1997

1.   ORGANIZATION
     Stratus Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund issues its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At June 30, 1997, the following series are presently authorized and have shares outstanding.

        Growth Portfolio                              Capital Appreciation
        Portfolio
        Government                                    Intermediate Government
         Securities Portfolio                          Bond Portfolio
                                                      International Portfolio

2.   SUMMARY OF SIGNIFICANT ACCOUNT POLICIES
     The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements.

     USE OF ESTIMATES: In preparing the financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and changes in net assets for the period. Actual results could differ from those estimates.

     VALUATION OF INVESTMENTS
     Investment securities are carried at market determined using the following valuation methods:

     o Securities traded on a national or regional stock exchange or included in the NASDAQ National Market System are valued at the last quoted sales price.

     o Securities not listed on an exchange or securities for which the latest quoted sales price is not readily available and securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

     o Securities including bonds or other assets for which reliable recent market quotations are not readily available are valued at fair market value as determined in good faith or under the direction of the Board of Directors. Determination of fair value involves, among other things, reference to market indices, matrices and data from independent brokers and pricing services.

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

2.   CONTINUED
     All securities are valued in accordance with the above noted policies at the close of each business day.

     The Growth, Capital Appreciation, and International Portfolios are authorized to engage in the purchase of exchange-traded put and call options. When a call option is purchased, an amount equal to the premium received by the Portfolio is included by the Portfolio in the Portfolio's statement of assets and liabilities as a liability.

     The amount of the liability is subsequently marked to market to reflect the current value of the option written. The current market value of the traded option is the last sales price on the principal exchange on which such options are traded, or in the absence of such a sale, at the latest ask quotation. When an option expires on its stipulated expiration date or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

     When a put option is purchased, an amount equal to the premium paid by the Portfolio is included by the Portfolio in the Portfolio's statement of assets and liabilities as an asset. The amount of the asset is subsequently marked to market to reflect the value of the option written. The current market value of a traded option is the last sales price on the principal exchange on which such options are traded, or in the absence of such a sale, at the latest ask quotation. When an option expires on its stipulated expiration date or the Portfolio enters into a closing sales transaction, the Portfolio realizes a gain (or loss if the cost of a closing transaction is lower than the premium paid when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the asset related to such option is extinguished. When an option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

     At June 30, 1997, the Growth, Capital Appreciation and International Portfolios had no such option contracts outstanding nor were any written during the year then ended.

     At June 30, 1997, the cost of investment securities is identical for financial reporting and income tax purposes.

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

2.   CONTINUED
     SECURITY TRANSACTIONS
     Security transactions are accounted for on the date securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Amortization of premium and discount is accrued daily using both the constant yield and the straight-line methods. Realized investment gains and losses are determined by specifically identifying the issue sold.

     FEDERAL INCOME TAXES
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute virtually all of the taxable income generated by the Portfolios to their shareholders within the time period allowed by the Federal law. Consequently, no liability for Federal income taxes is required. Internal Revenue Code requirements regarding distributions may differ from amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate in the period that the differences arise. Accordingly, the Capital Appreciation portfolio differences as of June 30, 1997, primarily attributable to certain net operating losses which for tax purposes are not allowable to offset future income, and short-term capital gains offset against net investment losses, have been reclassified to accurate net realized gain and to paid-in-capital in the amount of $18,720 and $22,234, respectively. Each Portfolio is treated as a separate entity for tax purposes, and on a calendar basis, will distribute substantially all of its net investment income and realized gains, if any, to avoid payment of any Federal excise tax. There will be no net realized gain distributions until the net realized loss carry forwards have been offset or expired. The losses will expire in 8 years. Each Portfolio prepares its tax return on an accrual basis. The Government Securities and Intermediate Government Bond Portfolios have unused capital loss carry forwards of approximately $330,000 and $1,000 respectively, available for federal income tax purposes at June 30, 1997. The losses begin expiring in 2003 and 2005 for the Government Securities and Intermediate Government Bond portfolios, respectively.

     DISTRIBUTION TO SHAREHOLDERS
     Dividends to shareholders are recorded on the ex-dividend date. In accordance with resolutions enacted by the Board of Directors, the Government Securities and Intermediate Government Bond Portfolios declare dividends monthly and the Growth and Capital Appreciation Portfolios declare dividends semi-annually. The dividends declared become payable immediately.

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

3.   FEES, EXPENSES AND RELATED PARTY TRANSACTIONS
     CASH EQUIVALENTS
     The Fund considers investments with an original maturity of three months or less when purchased to be cash equivalents.

     The Fund and each of its Portfolios have retained Union Bank & Trust Company (UBATCO) as their exclusive investment adviser and custodian of the Fund's assets (hereinafter, the Adviser). The agreement provides that the Capital Appreciation Portfolio will compensate the Adviser on a performance based scale, whereby the Portfolio will pay a fee which may be increased or decreased by up to 1.40% of the average daily net assets during the latest 12 months (a rolling average method), depending upon the performance of this Portfolio relative to the S&P 500. The performance based scale became effective January 1, 1994. Prior to January 1, 1994, the fee was equal to 1.40%. For the year ended June 30, 1997, the annualized fee ranged from 0.0% to 1.44%.

     Growth and Government Securities Portfolios will pay the Adviser a fee equal to .50% per annum of its average daily net assets. The Intermediate Government Bond Portfolio will pay an advisory fee of .65% per annum of its average daily net assets. The International Portfolio will pay the Adviser a fee equal to 1.15% per annum of its average daily net assets. These Portfolios do not participate in performance based compensation scales.

     The Fund and each of its Portfolios have retained UBATCO as the custodian of the Fund's investments. The agreement provides that the portfolios (except the Growth, Government Securities, and International Portfolios, which pay no fee), will pay the custodian an annual fee which is calculated and billed monthly. The fee calculation does not include cash equivalents. The fee consists of an investment transaction charge of $12 for each transaction, a fee of $100 per account, plus an additional fee calculated in accordance with the following table.

             Net assets of:
               $0 - $10 million                          11 basis points
               $10 - $20 million                          6 basis points
               Over $20 million                         2.5 basis points

     The Fund and each of its Portfolios have retained Lancaster Administrative Services, Inc. (the Administrator) to act as their transfer agent and administrator to provide all necessary record keeping and share transfer services for the Fund. The agreement provides that each Portfolio will pay an administrative fee to the Administrator equal

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

3.   CONTINUED
     to .25% per annum of average daily net assets. From July 1, 1996 to June 30, 1997 the Administrator waived .15% of its .25% administrative fee. Under the terms of the advisory, custodian and administrative agreements outlined above, the Portfolios collectively incurred $403,356, $17,058 and $182,096 for such services.

     At  June  30,  1997,  the  following   accrued   investment   advisory  and
     administrative fees were payable to the Adviser and Administrator.

                                        Payable to       Payable to
                                          Adviser       Administrator    Total
                                        ----------     --------------   -------
        Growth Portfolio                $18,617          $3,723        $22,340
        Government Securities Portfolio  10,868           2,174         13,042
        Capital Appreciation Portfolio    7,457             533          7,990
        Intermediate Government
         Bond Portfolio                   2,459             378          2,837
        International Portfolio           9,467             823         10,290

     Under the terms of the advisory agreement, the Adviser may be obligated to reimburse a Portfolio up to the amount of the Adviser's fee paid to the Adviser if during any year the expenses of the Portfolio, including the Adviser's fee, exceed certain limitations. At June 30, 1997, no expense reimbursement was required.

     In addition to the amounts paid by the Portfolios under advisory, custodian, and administration agreements, the Portfolios primarily used SMITH HAYES Financial Services Corporation (SMITH HAYES), a company related through common management, to affect security trades on their behalf. As is customary in the industry, the investment adviser evaluates the pricing and ability to execute the transaction in selecting brokers to affect trades. SMITH HAYES was paid commissions in the amount of $50,410 for their brokerage services during the year ended June 30, 1997.

     The Portfolios also retained SMITH HAYES (the Distributor) to act as the underwriter and distributor of the Fund's shares. The Distributor received $8,086 and paid out 100% of this amount as commissions and dealer allowances.

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

4.   SECURITIES TRANSACTIONS
     Purchases of  securities  and proceeds  from sales were as follows for each
     Portfolio:

                                               Purchases of      Proceeds
                                                 Securities     from Sales
                                               ------------    -----------
     Growth Portfolio                          $32,402,884     $27,748,929
     Government Securities Portfolio            11,613,217       6,377,494
     Capital Appreciation Portfolio             17,045,887      13,536,689
     Intermediate Government Bond Portfolio      1,498,199       3,411,477
     International Portfolio                    11,370,406       2,216,430

     At June 30, 1997, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation of securities in each Portfolio were as follows:

                                                      Aggregate Gross
                                                        Unrealized
                                              Appreciation     Depreciation
                                             -------------     -------------
        Growth Portfolio                       $11,984,549        $376,374
        Government Securities Portfolio            122,101         138,979
        Capital Appreciation Portfolio             761,664          12,768
        Intermediate Government Bond Portfolio      22,114          18,149
        International Portfolio                  1,218,869         316,300

5.   CAPITAL SHARE TRANSACTIONS
     The Fund is authorized to issue a total of 1 billion shares of common stock in series with a par value of $.001 per share. The Board of Directors have authorized twenty million shares to be issued in the Growth Portfolio and ten million each in the Government Securities Portfolio, Capital
     Appreciation Portfolio, Intermediate Government Bond Portfolio, and the International Portfolio.

     Transactions in the capital stock of each Portfolio for the year ended June 30, 1997 were as follows:
                                                                 Government
                                                  Growth          Securities
                                                Portfolio         Portfolio
         Transactions in shares:               ----------        -----------
           Shares sold                         830,467.729       928,734.961
           Shares issued in exchange           417,404.084             -
           Shares redeemed                    (450,355.998)     (705,032.162)
           Reinvested dividends                105,895.566       117,693.640
                                              ------------     -------------
           Net increase                        903,411.381       341,396.439
                                               ===========     =============

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

    5.  CONTINUED

                                                                 Intermediate
                                                 Capital         Government
                                               Appreciation          Bond
                                                 Portfolio         Portfolio
         Transactions in shares:               -----------      --------------
           Shares sold                         339,054.700        18,972.031
           Shares redeemed                     (68,563.284)     (294,653.747)
           Reinvested dividends                 14,500.865        25,288.792
                                             -------------      ------------
           Net increase (decrease)             284,992.281      (250,392.924)
                                               ===========      =============


                                               International
                                                Portfolio
         Transactions in shares:               -------------
           Shares sold                         948,482.170
           Shares redeemed                     (28,756.197)
           Reinvested dividends                  9,738.229
                                             -------------
           Net increase                        929,464.202
                                               ===========


     At June 30, 1997, directors, officers and employees of the Fund, the Adviser and Administrator and their immediate families held the following in each Portfolio:

                                                      Shares         Value
                                                    ----------      --------
           Growth Portfolio                         51,644.529      $881,572
           Government Securities                    35,960.009       349,531
           Capital Appreciation Portfolio           16,807.709       239,510
           International Portfolio                  11,874.499       133,232

     At June 30,  1997,  UBATCO held,  in nominee  name,  the  following in each
     Portfolio:

                                                     Shares          Value
                                                 -------------    ----------
         Growth Portfolio                        2,698,662.456    46,070,206
         Government Securities Portfolio         2,731,171.452    26,533,869
         Capital Appreciation Portfolio            472,541.823     6,732,540
         Intermediate Government Bond Portfolio    435,353.848     4,562,809
         International Portfolio                   929,464.202    10,431,107

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

6.   BUSINESS CHANGES
     The International Portfolio commenced operations on October 1, 1996.

     On December 27, 1996, the net assets of Union Bank's Common Trust Equity Fund were transferred into the Growth Portfolio with a corresponding purchase of shares. The transaction was accounted for as a tax free exchange. The market value of the assets received by the Growth Portfolio was $6,102,448 with unrealized appreciation of $1,862,355.